Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 206,210	$ 131,018
Prepaid expenses and other current assets	14,184	13,713
Total current assets	511,628	385,357
Total assets	7,367,444	5,741,376	$ 5,202,617
Current liabilities:
Accounts payable and accrued expenses	22,111	24,385
Total current liabilities	566,166	685,382
Shareholders’ equity:
Common shares	595	587
Treasury shares	(158,459)	(86,239)
Additional paid-in capital	428,945	416,609
Accumulated other comprehensive income (loss)	9,750	(9,744)
Retained earnings	1,200,423	938,395
Total Textainer Group Holdings Limited shareholders’ equity	1,781,254	1,259,608
Total liabilities and equity	7,367,444	5,741,376
Parent Company
Current assets:
Cash and cash equivalents	10,696	12,372	$ 5,956	$ 9,444
Prepaid expenses and other current assets	378	336
Due from affiliates, net	2,231	2,679
Total current assets	13,305	15,387
Investments in subsidiaries	1,768,779	1,245,427
Total assets	1,782,084	1,260,814
Current liabilities:
Accounts payable and accrued expenses	830	394
Total current liabilities	830	394
Shareholders’ equity:
Preferred shares	300,000
Common shares	595	587
Treasury shares	(158,459)	(86,239)
Additional paid-in capital	428,945	417,421
Accumulated other comprehensive income (loss)	9,750	(9,744)
Retained earnings	1,200,423	938,395
Total Textainer Group Holdings Limited shareholders’ equity	1,781,254	1,260,420
Total liabilities and equity	$ 1,782,084	$ 1,260,814